Document and Entity Information	Aug. 11, 2015
Prospectus:
Document Type	497
Document Period End Date	Aug. 11, 2015
Registrant Name	MFS SERIES TRUST VII
Central Index Key	0000318874
Amendment Flag	false
Document Creation Date	Aug. 11, 2015
Document Effective Date	Aug. 11, 2015
Prospectus Date	Nov. 28, 2014
MFS® Equity Income Fund | A
Prospectus:
Trading Symbol	EQNAX
MFS® Equity Income Fund | B
Prospectus:
Trading Symbol	EQNBX
MFS® Equity Income Fund | C
Prospectus:
Trading Symbol	EQNCX
MFS® Equity Income Fund | I
Prospectus:
Trading Symbol	EQNIX
MFS® Equity Income Fund | R1
Prospectus:
Trading Symbol	EQNRX
MFS® Equity Income Fund | R2
Prospectus:
Trading Symbol	EQNSX
MFS® Equity Income Fund | R3
Prospectus:
Trading Symbol	EQNTX
MFS® Equity Income Fund | R4
Prospectus:
Trading Symbol	EQNUX
MFS® Equity Income Fund | R5
Prospectus:
Trading Symbol	EQNVX